Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash flows from operating activities:
Net loss	$ (280,413)	$ (2,270,531)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		6,282
Amortization of right of use assets		9,000
Loss on disposal of property and equipment		53,765
Loss from early termination of an operating lease		13,000
Loss from investment in trading securities	84,654	1,138,564
Changes in operating assets and liabilities:
Accounts receivable	(1,600,000)	200,000
Deposits		3,000
Prepaid expenses and other current assets	(35,920,946)	107,281
Related parties	565
Taxes payable
Accounts payable, accrued expenses and other current liabilities	1,180,981	(456,114)
Current portion of long-term payables	(250,000)
Lease liabilities
Net cash used in operating activities	(36,785,159)	(1,195,753)
Cash flows from investing activities:
Net investment in short-term investments		141,172
Loans to (collection of loans from) a related party		300,000
Net cash provided by (used in) investing activities		441,172
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	29,319,450	4,774,895
Net cash provided by financing activities	29,319,450	4,774,895
Net increase (decrease) in cash	(7,465,709)	4,020,314
Cash, beginning of period	8,950,771	1,249,376
Cash, end of period	1,485,062	5,269,690
Supplemental disclosure of cash flow information:
Cash paid for interest expenses
Cash paid for income tax
Supplemental disclosure of Non-cash financing activities
Capital contribution from a shareholder in the form of trading securities		$ 3,611,000